FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT A

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	17,847	44,334
Net asset value per share (NAV)	26.97	35.91
Receivable for fund shares sold	52	5,992
Other assets	1	—

Total Assets (Shares x NAV)	$481,392	$1,598,033
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	52	5,993

Net Assets	$481,340	$1,592,040

Net Assets: Regular Contract
Contract value in accumulation period	$479,381	$933,405

Net Assets	$479,381	$933,405
Units Outstanding	35,129	63,642
Unit Value (accumulation)	$13.60	$14.61

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$479,381	$933,405
Contract value in Payout (annuitization) period	1,959	658,635

Net Assets	$481,340	$1,592,040

Cost of Shares in Underlying Fund	$339,280	$1,080,996

STATEMENTS OF OPERATIONS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality and expense risk charges	11,250	18,632

Net investment income/(expense)	(11,250)	(18,632)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	206,292	131,330
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	206,292	131,330
Net change in unrealized appreciation/(depreciation)	14,142	256,014

Net realized and unrealized gain/(loss) from investments	220,434	387,344

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$209,184	$368,712

See notes to financial statements.

B-2

Investment Options
Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

3,070,387	38,604	623,079	89,164	1,383,607	387,319	1,191,712
12.49	13.35	10.29	10.65	12.69	12.13	50.28
21,415	56	1,434	42	5,118	6,640	37,925
—	—	—	—	1	—	2

$38,370,554	$515,424	$6,412,912	$949,639	$17,563,087	$4,704,818	$59,957,217

25,037	56	1,698	43	18,207	6,640	49,096

$38,345,517	$515,368	$6,411,214	$949,596	$17,544,880	$4,698,178	$59,908,121

$33,596,343	$513,205	$5,652,287	$948,750	$15,664,590	$4,153,453	$54,060,160

$33,596,343	$513,205	$5,652,287	$948,750	$15,664,590	$4,153,453	$54,060,160
2,549,636	38,100	564,058	91,484	1,267,851	351,638	154,473
$13.14	$13.42	$9.99	$10.33	$12.33	$11.77	$320.11

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$33,596,343	$513,205	$5,652,287	$948,750	$15,664,590	$4,153,453	$54,060,160
4,749,174	2,163	758,927	846	1,880,290	544,725	5,847,961

$38,345,517	$515,368	$6,411,214	$949,596	$17,544,880	$4,698,178	$59,908,121

$27,396,500	$365,927	$6,223,430	$890,428	$14,021,704	$3,897,388	$53,946,455

Investment Options
Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$—	$—	$—	$—	$—	$796,804

394,814	7,128	66,003	10,165	188,622	52,182	638,009

(394,814)	(7,128)	(66,003)	(10,165)	(188,622)	(52,182)	158,795

1,150,854	66,446	13,139	6,616	859,200	207,191	(158,483)
—	—	—	—	—	—	2,172,156

1,150,854	66,446	13,139	6,616	859,200	207,191	2,013,673
5,747,824	51,360	81,845	40,116	1,526,502	290,641	8,769,973

6,898,678	117,806	94,984	46,732	2,385,702	497,832	10,783,646

$6,503,864	$110,678	$28,981	$36,567	$2,197,080	$445,650	$10,942,441

B-3

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	Victory 500 Index VIP Series	Victory High Yield VIP Series

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	256,784	97,943
Net asset value per share (NAV)	17.87	5.98
Receivable for fund shares sold	1,500	61
Other assets	—	—

Total Assets (Shares x NAV)	$4,590,235	$585,761
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,502	61

Net Assets	$4,588,733	$585,700

Net Assets: Regular Contract
Contract value in accumulation period	$3,614,837	$561,639

Net Assets	$3,614,837	$561,639
Units Outstanding	71,759	18,144
Unit Value (accumulation)	$48.61	$30.95

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$3,614,837	$561,639
Contract value in Payout (annuitization) period	973,896	24,061

Net Assets	$4,588,733	$585,700

Cost of Shares in Underlying Fund	$4,531,240	$661,688

STATEMENTS OF OPERATIONS

	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$59,804	$54,502
Expenses:
Mortality and expense risk charges	48,159	6,650

Net investment income/(expense)	11,645	47,852

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(48,902)	(21,188)
Reinvested realized gain distributions	378,972	—

Net realized gain/(loss) on investments	330,070	(21,188)
Net change in unrealized appreciation/(depreciation)	527,047	15,907

Net realized and unrealized gain/(loss) from investments	857,117	(5,281)

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$868,762	$42,571

See notes to financial statements.

B-4

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series II

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

275,407	209,344	128,291	168,818	3,814	20,613	24,440
10.69	17.44	10.80	14.83	79.53	17.46	10.14
10,410	6,771	1,463	1,730	8	10	7
—	—	—	—	—	—	—

$2,954,514	$3,657,735	$1,387,002	$2,505,297	$303,363	$359,910	$247,825

10,411	6,771	1,464	1,728	8	9	7

$2,944,103	$3,650,964	$1,385,538	$2,503,569	$303,355	$359,901	$247,818

$1,951,338	$3,004,729	$1,141,846	$2,147,742	$264,239	$333,929	$245,702

$1,951,338	$3,004,729	$1,141,846	$2,147,742	$264,239	$333,929	$245,702
28,632	56,119	24,450	20,346	7,095	13,490	23,826
$62.29	$45.84	$45.20	$105.56	$37.24	$24.75	$10.31

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$1,951,338	$3,004,729	$1,141,846	$2,147,742	$264,239	$333,929	$245,702
992,765	646,235	243,692	355,827	39,116	25,972	2,116

$2,944,103	$3,650,964	$1,385,538	$2,503,569	$303,355	$359,901	$247,818

						247,817.00

$3,929,334	$3,476,684	$1,692,039	$2,796,062	$256,048	$363,110	$271,328

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series II

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$111,477	$40,193	$16,949	$—	$6,343	$6,106

34,317	43,716	16,885	27,460	4,844	4,425	2,445

(34,317)	67,761	23,308	(10,511)	(4,844)	1,918	3,661

(384,141)	106,073	(163,327)	(49,962)	50,474	(5,035)	(11,701)
—	—	—	259,863	—	13,612	—

(384,141)	106,073	(163,327)	209,901	50,474	8,577	(11,701)
728,733	8,930	213,699	53,388	28,505	25,670	9,126

344,592	115,003	50,372	263,289	78,979	34,247	(2,575)

$310,275	$182,764	$73,680	$252,778	$74,135	$36,165	$1,086

B-5

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	932	20,691
Net asset value per share (NAV)	32.80	15.28
Receivable for fund shares sold	36	9
Other assets	—	—

Total Assets (Shares x NAV)	$30,620	$316,172
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	38	9

Net Assets	$30,582	$316,163

Net Assets: Regular Contract
Contract value in accumulation period	$28,788	$316,163

Net Assets	$28,788	$316,163
Units Outstanding	982	6,855
Unit Value (accumulation)	$29.33	$44.62

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$28,788	$316,163
Contract value in Payout (annuitization) period	1,794	—

Net Assets	$30,582	$316,163

Cost of Shares in Underlying Fund	$27,330	$282,899

STATEMENTS OF OPERATIONS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$5,609
Expenses:
Mortality and expense risk charges	1,095	7,122

Net investment income/(expense)	(1,095)	(1,513)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,962)	32,836
Reinvested realized gain distributions	106	25,129

Net realized gain/(loss) on investments	(3,856)	57,965
Net change in unrealized appreciation/(depreciation)	10,969	29,052

Net realized and unrealized gain/(loss) from investments	7,113	87,017

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,018	$85,504

See notes to financial statements.

B-6

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

28,143	80,324	29,735	90,051	5,280,553	23,826	9,518
14.38	26.36	82.52	36.92	1.00	12.48	84.18
53,835	216	67	3,379	6,093	8	82
—	—	—	—	2	—	—

$458,526	$2,117,567	$2,453,830	$3,328,047	$5,286,648	$297,359	$801,276

53,836	216	68	3,379	6,363	8	83

$404,690	$2,117,351	$2,453,762	$3,324,668	$5,280,285	$297,351	$801,193

$378,696	$1,860,550	$2,257,454	$3,036,271	$4,417,747	$296,511	$721,750

$378,696	$1,860,550	$2,257,454	$3,036,271	$4,417,747	$296,511	$721,750
7,477	43,545	28,594	33,943	421,692	12,813	17,126
$50.65	$41.20	$78.95	$86.38	$10.33	$22.38	$42.14

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—		—	—
$—	$—	$—	$—		$—	$—

$378,696	$1,860,550	$2,257,454	$3,036,271	$4,417,747	$296,511	$721,750
25,994	256,801	196,308	288,397	862,538	840	79,443

$404,690	$2,117,351	$2,453,762	$3,324,668	$5,280,285	$297,351	$801,193

$462,926	$1,957,352	$1,821,583	$3,249,506	$5,280,553	$275,742	$742,096

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$9,322	$35,451	$—	$15,298	$307,491	$4,142	$5,484

3,720	22,295	27,464	40,592	84,645	5,158	9,576

5,602	13,156	(27,464)	(25,294)	222,846	(1,016)	(4,092)

(4,904)	32,244	(122,834)	169,511	—	1,255	(32,190)
10,227	122,018	—	435,736	—	1,418	28,948

5,323	154,262	(122,834)	605,247	—	2,673	(3,242)
3,761	82,056	838,278	(42,685)	—	19,781	112,468

9,084	236,318	715,444	562,562	—	22,454	109,226

$14,686	$249,474	$687,980	$537,268	$222,846	$21,438	$105,134

B-7

The Guardian Separate Account A

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	47,164	10,161
Net asset value per share (NAV)	57.38	59.40
Receivable for fund shares sold	5,834	440
Other assets	—	—

Total Assets (Shares x NAV)	$2,712,109	$604,001
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,833	442

Net Assets	$2,706,276	$603,559

Net Assets: Regular Contract
Contract value in accumulation period	$1,809,139	$499,753

Net Assets	$1,809,139	$499,753
Units Outstanding	25,276	11,091
Unit Value (accumulation)	$71.57	$45.06

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$1,809,139	$499,753
Contract value in Payout (annuitization) period	897,137	103,806

Net Assets	$2,706,276	$603,559

Cost of Shares in Underlying Fund	$2,168,886	$500,540

STATEMENTS OF OPERATIONS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$2,648	$352
Expenses:
Mortality and expense risk charges	30,211	13,837

Net investment income/(expense)	(27,563)	(13,485)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	108,441	267,476
Reinvested realized gain distributions	138,236	33,513

Net realized gain/(loss) on investments	246,677	300,989
Net change in unrealized appreciation/(depreciation)	375,792	(15,249)

Net realized and unrealized gain/(loss) from investments	622,469	285,740

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$594,906	$272,255

See notes to financial statements.

B-8

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class

12/31/2024	12/31/2024	12/31/2024	12/31/2024

4,629	22,292	60,829	31,068
72.60	73.31	13.81	23.27
50	3,932	23	134
—	—	—	1

$336,092	$1,638,144	$840,072	$723,076

51	3,931	22	133

$336,041	$1,634,213	$840,050	$722,943

$333,975	$1,146,832	$801,552	$665,775

$333,975	$1,146,832	$801,552	$665,775
13,060	23,881	18,264	18,537
$25.57	$48.02	$43.89	$34.90

$—	$—	$—	$—

$—	$—	$—	$—
—	—	—	—
$—	$—	$—	$—

$333,975	$1,146,832	$801,552	$665,775
2,066	487,381	38,498	57,168

$336,041	$1,634,213	$840,050	$722,943

$304,524	$1,460,425	$1,125,779	$754,885

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$2,294	$—	$—	$28,759

5,066	17,854	9,730	10,719

(2,772)	(17,854)	(9,730)	18,040

62,456	29,277	(69,896)	(15,606)
9,332	122,482	—	55,674

71,788	151,759	(69,896)	40,068
(6,328)	226,262	126,104	12,589

65,460	378,021	56,208	52,657

$62,688	$360,167	$46,478	$70,697

B-9

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(10,793)	$(17,465)
Net realized gain/(loss) from sale of investments	1,262	9,439
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	186,660	420,538

Net increase/(decrease) resulting from operations	177,129	412,512

2023 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	100,074	6,490
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(16,373)	(88,121)
Contract fees	(174)	(254)
Transfers–other	541	2

Net increase/(decrease) from contract transactions	84,068	(81,883)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	261,197	330,629
Net Assets at December 31, 2022	745,548	1,039,706

Net Assets at December 31, 2023	$1,006,745	$1,370,335

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,250)	$(18,632)
Net realized gain/(loss) from sale of investments	206,292	131,330
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	14,142	256,014

Net increase/(decrease) resulting from operations	209,184	368,712

2024 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	14,498
Transfers on account of death	(402,869)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(331,775)	(179,148)
Contract fees	(601)	24,995
Transfers–rider fees and other	656	(7,352)

Net increase/(decrease) from contract transactions	(734,589)	(147,007)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(525,405)	221,705
Net Assets at December 31, 2023	1,006,745	1,370,335

Net Assets at December 31, 2024	$481,340	$1,592,040

See notes to financial statements.

B-10

Investment Options
Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(348,887)	$(6,469)	$(72,155)	$(10,972)	$(196,951)	$(56,028)	$137,368
125,437	3,857	(23,917)	(500)	80,609	39,430	(908,414)
—	—	—	—	—	—	4,012,658
6,879,317	93,708	403,575	43,704	3,104,804	355,251	3,136,367

6,655,867	91,096	307,503	32,232	2,988,462	338,653	6,377,979

8,300	180	65,063	—	30,005	180	8,890
(298,785)	91,794	(67,000)	(28,990)	(1,043,690)	(561,945)	(1,264,312)
(658,857)	—	(46,009)	(1,438)	(446,286)	(82,976)	(287,128)
(2,976,318)	(11,422)	(493,476)	(26,217)	(2,051,267)	(241,987)	(3,216,517)
(12,029)	(39)	(2,495)	(240)	(5,006)	(1,262)	(17,384)
(4,685)	369	(1,775)	361	(442)	9,717	(38,222)

(3,942,374)	80,882	(545,692)	(56,524)	(3,516,686)	(878,273)	(4,814,673)

—	—	—	—	—	—	—

2,713,493	171,978	(238,189)	(24,292)	(528,224)	(539,620)	1,563,306
33,019,258	455,723	7,367,030	1,040,299	19,609,596	5,979,968	54,348,548

$35,732,751	$627,701	$7,128,841	$1,016,007	$19,081,372	$5,440,348	$55,911,854

$(394,814)	$(7,128)	$(66,003)	$(10,165)	$(188,622)	$(52,182)	$158,795
1,150,854	66,446	13,139	6,616	859,200	207,191	(158,483)
—	—	—	—	—	—	2,172,156
5,747,824	51,360	81,845	40,116	1,526,502	290,641	8,769,973

6,503,864	110,678	28,981	36,567	2,197,080	445,650	10,942,441

1,100	155	52,828	—	7,024	3,516	12,004
(389,435)	—	(56,724)	15,981	(320,023)	(141,050)	(1,413,380)
(506,421)	—	(70,855)	(69,404)	(359,842)	(11,855)	(253,928)
(2,890,498)	(12,349)	(641,203)	(46,843)	(2,868,357)	(1,157,899)	(5,218,871)
(93,450)	(213,496)	(30,710)	(2,709)	(217,495)	118,805	(78,594)
(12,394)	2,679	56	(3)	25,121	663	6,595

(3,891,098)	(223,011)	(746,608)	(102,978)	(3,733,572)	(1,187,820)	(6,946,174)

—	—	—	—	—	—	—

2,612,766	(112,333)	(717,627)	(66,411)	(1,536,492)	(742,170)	3,996,267
35,732,751	627,701	7,128,841	1,016,007	19,081,372	5,440,348	55,911,854

$38,345,517	$515,368	$6,411,214	$949,596	$17,544,880	$4,698,178	$59,908,121

B-11

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,981	$40,297
Net realized gain/(loss) from sale of investments	(24,216)	(14,239)
Reinvested realized gain distributions	265,505	—
Net change in unrealized appreciation/(depreciation) of investments	460,195	37,060

Net increase/(decrease) resulting from operations	704,465	63,118

2023 Contract Transactions
Contract purchase payments	180	180
Transfers between investment divisions, net	114,784	(28,717)
Transfers on account of death	(4,477)	(1,440)
Transfers for annuity benefits, surrenders and partial withdrawals	(108,318)	(39,749)
Contract fees	(562)	(165)
Transfers–other	1,127	363

Net increase/(decrease) from contract transactions	2,734	(69,528)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	707,199	(6,410)
Net Assets at December 31, 2022	2,777,278	607,990

Net Assets at December 31, 2023	$3,484,477	$601,580

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,645	$47,852
Net realized gain/(loss) from sale of investments	(48,902)	(21,188)
Reinvested realized gain distributions	378,972	—
Net change in unrealized appreciation/(depreciation) of investments	527,047	15,907

Net increase/(decrease) resulting from operations	868,762	42,571

2024 Contract Transactions
Contract purchase payments	155	155
Transfers between investment divisions, net	483,902	52,249
Transfers on account of death	(26,537)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(273,739)	(113,967)
Contract fees	53,027	3,056
Transfers–rider fees and other	(1,314)	56

Net increase/(decrease) from contract transactions	235,494	(58,451)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,104,256	(15,880)
Net Assets at December 31, 2023	3,484,477	601,580

Net Assets at December 31, 2024	$4,588,733	$585,700

See notes to financial statements.

B-12

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series II

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(32,259)	$59,076	$35,164	$(13,764)	$(4,761)	$1,875	$1,905
(239,738)	(7,458)	(78,065)	(190,231)	(60,216)	(25,145)	(6,019)
—	—	—	252,160	3,544	16,359	—
769,700	595,079	207,048	196,126	110,307	36,804	13,588

497,703	646,697	164,147	244,291	48,874	29,893	9,474

228	43,952	180	74,862	—	180	—
33,966	(213,217)	(204,928)	(139,407)	115,354	(2,666)	(600)
(1,022)	(59,111)	(436)	(58,080)	—	—	—
(191,459)	(162,392)	(73,324)	(64,787)	(10,834)	(5,610)	(30,126)
(430)	(863)	(398)	(516)	(33)	(108)	(84)
261	(1,004)	111	(1,304)	—	—	—

(158,456)	(392,635)	(278,795)	(189,232)	104,487	(8,204)	(30,810)

—	—	—	—	—	—	—

339,247	254,062	(114,648)	55,059	153,361	21,689	(21,336)
2,708,042	3,667,825	1,738,243	2,419,348	104,128	291,715	296,191

$3,047,289	$3,921,887	$1,623,595	$2,474,407	$257,489	$313,404	$274,855

$(34,317)	$67,761	$23,308	$(10,511)	$(4,844)	$1,918	$3,661
(384,141)	106,073	(163,327)	(49,962)	50,474	(5,035)	(11,701)
—	—	—	259,863	—	13,612	—
728,733	8,930	213,699	53,388	28,505	25,670	9,126

310,275	182,764	73,680	252,778	74,135	36,165	1,086

230	155	155	692	—	155	—
(102,746)	(99,297)	(69,816)	(27,311)	82,590	279,347	25,000
(37,639)	(22,094)	(21,172)	(200,833)	—	—	—
(200,740)	(468,503)	(258,050)	(117,148)	(120,221)	(267,889)	(54,121)
(74,054)	136,215	35,432	123,414	9,720	(1,291)	997
1,488	(163)	1,714	(2,430)	(358)	10	1

(413,461)	(453,687)	(311,737)	(223,616)	(28,269)	10,332	(28,123)

—	—	—	—	—	—	—

(103,186)	(270,923)	(238,057)	29,162	45,866	46,497	(27,037)
3,047,289	3,921,887	1,623,595	2,474,407	257,489	313,404	274,855

$2,944,103	$3,650,964	$1,385,538	$2,503,569	$303,355	$359,901	$247,818

B-13

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,540)	$3,429
Net realized gain/(loss) from sale of investments	(3,353)	(6,231)
Reinvested realized gain distributions	3,407	21,258
Net change in unrealized appreciation/(depreciation) of investments	9,695	38,781

Net increase/(decrease) resulting from operations	8,209	57,237

2023 Contract Transactions
Contract purchase payments	—	180
Transfers between investment divisions, net	55,587	18,713
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,125)	(4,516)
Contract fees	(14)	(80)
Transfers–other	—	—

Net increase/(decrease) from contract transactions	54,448	14,297

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	62,657	71,534
Net Assets at December 31, 2022	37,847	431,782

Net Assets at December 31, 2023	$100,504	$503,316

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,095)	$(1,513)
Net realized gain/(loss) from sale of investments	(3,962)	32,836
Reinvested realized gain distributions	106	25,129
Net change in unrealized appreciation/(depreciation) of investments	10,969	29,052

Net increase/(decrease) resulting from operations	6,018	85,504

2024 Contract Transactions
Contract purchase payments	—	155
Transfers between investment divisions, net	(72,672)	(193,667)
Transfers on account of death	—	(27,323)
Transfers for annuity benefits, surrenders and partial withdrawals	(440)	(51,742)
Contract fees	(2,923)	(85)
Transfers–rider fees and other	95	5

Net increase/(decrease) from contract transactions	(75,940)	(272,657)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(69,922)	(187,153)
Net Assets at December 31, 2023	100,504	503,316

Net Assets at December 31, 2024	$30,582	$316,163

See notes to financial statements.

B-14

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$5,812	$13,027	$(24,318)	$(19,790)	$255,961	$7,217	$(8,884)
(17,865)	12,874	(153,423)	47,759	—	(7,610)	40,430
—	52,126	—	100,184	—	—	48,903
58,254	83,727	707,839	329,429	—	72,887	24,490

46,201	161,754	530,098	457,582	255,961	72,494	104,939

180	2,282	—	—	2,320	685	685
(114,826)	(140,532)	514,604	14,789	(127,348)	(17,880)	(12,714)
(889)	—	—	—	(90,636)	—	—
(4,035)	(50,471)	(96,405)	(108,386)	(809,945)	(4,901)	(4,813)
(156)	(308)	(338)	(756)	(2,971)	(116)	(125)
226	(4)	835	2	3,259	(1)	—

(119,500)	(189,033)	418,696	(94,351)	(1,025,321)	(22,213)	(16,967)

—	—	—	—	(663,212)	—	—

(73,299)	(27,279)	948,794	363,231	(1,432,572)	50,281	87,972
569,501	1,875,454	1,124,497	3,409,376	7,725,310	373,711	628,730

$496,202	$1,848,175	$2,073,291	$3,772,607	$6,292,738	$423,992	$716,702

$5,602	$13,156	$(27,464)	$(25,294)	$222,846	$(1,016)	$(4,092)
(4,904)	32,244	(122,834)	169,511	—	1,255	(32,190)
10,227	122,018	—	435,736	—	1,418	28,948
3,761	82,056	838,278	(42,685)	—	19,781	112,468

14,686	249,474	687,980	537,268	222,846	21,438	105,134

155	2,307	—	—	2,375	692	692
(40,373)	66,469	80,439	(257,219)	726,996	—	30,750
—	—	—	(43,648)	(86,784)	—	(20,658)
(68,396)	(141,277)	(528,453)	(734,149)	(1,244,779)	(148,950)	(27,549)
2,423	93,572	144,719	50,508	(631,892)	(212)	(3,817)
(7)	(1,369)	(4,214)	(699)	(1,215)	391	(61)

(106,198)	19,702	(307,509)	(985,207)	(1,235,299)	(148,079)	(20,643)

—	—	—	—	—	—	—

(91,512)	269,176	380,471	(447,939)	(1,012,453)	(126,641)	84,491
496,202	1,848,175	2,073,291	3,772,607	6,292,738	423,992	716,702

$404,690	$2,117,351	$2,453,762	$3,324,668	$5,280,285	$297,351	$801,193

B-15

The Guardian Separate Account A

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(25,347)	$(11,375)
Net realized gain/(loss) from sale of investments	(2,059)	34,324
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	664,312	179,696

Net increase/(decrease) resulting from operations	636,906	202,645

2023 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	190,108	141,930
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(104,249)	(6,290)
Contract fees	(370)	(72)
Transfers–other	—	—

Net increase/(decrease) from contract transactions	85,489	135,568

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	722,395	338,213
Net Assets at December 31, 2022	1,580,737	460,899

Net Assets at December 31, 2023	$2,303,132	$799,112

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27,563)	$(13,485)
Net realized gain/(loss) from sale of investments	108,441	267,476
Reinvested realized gain distributions	138,236	33,513
Net change in unrealized appreciation/(depreciation) of investments	375,792	(15,249)

Net increase/(decrease) resulting from operations	594,906	272,255

2024 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	(92,187)	266,016
Transfers on account of death	—	(627,143)
Transfers for annuity benefits, surrenders and partial withdrawals	(209,738)	(122,773)
Contract fees	112,336	16,685
Transfers–rider fees and other	(2,173)	(593)

Net increase/(decrease) from contract transactions	(191,762)	(467,808)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	403,144	(195,553)
Net Assets at December 31, 2023	2,303,132	799,112

Net Assets at December 31, 2024	$2,706,276	$603,559

See notes to financial statements.

B-16

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(2,663)	$(14,557)	$(11,026)	$11,311
85	(9,167)	(40,035)	(1,566)
6,797	79,928	—	54,211
48,394	241,574	153,381	52,008

52,613	297,778	102,320	115,964

—	—	—	—
5,005	(8,961)	(12,965)	—
—	—	—	(1,875)
(375)	(44,284)	(23,718)	(134,793)
(46)	(113)	(90)	(450)
—	—	—	472

4,584	(53,358)	(36,773)	(136,646)

—	—	—	—

57,197	244,420	65,547	(20,682)
204,877	862,954	788,179	1,310,275

$262,074	$1,107,374	$853,726	$1,289,593

$(2,772)	$(17,854)	$(9,730)	$18,040
62,456	29,277	(69,896)	(15,606)
9,332	122,482	—	55,674
(6,328)	226,262	126,104	12,589

62,688	360,167	46,478	70,697

—	—	—	—
205,782	307,709	(67,756)	(88,571)
(14,244)	—	—	(36,924)
(179,232)	(127,542)	(26,057)	(507,752)
(1,070)	(15,291)	34,813	(4,663)
43	1,796	(1,154)	563

11,279	166,672	(60,154)	(637,347)

—	—	—	—

73,967	526,839	(13,676)	(566,650)
262,074	1,107,374	853,726	1,289,593

$336,041	$1,634,213	$840,050	$722,943

B-17

THE GUARDIAN SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (December 31, 2024)

NOTE 1 — ORGANIZATION

The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the thirty-three investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The thirty-three investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

Invesco V.I. Government Securities Fund Series II

AB Sustainable Global Thematic Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee and other policy benefits). Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

As of September 3, 2024, GIAC reinsured with Talcott Resolution Life Insurance Co. (Talcott) with respect to GIAC’s variable annuity portfolio. Talcott will be the administrator and service all variable annuity contracts primarily comprised with guaranteed living withdrawal benefits and death benefit riders.

B-18

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2024, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria Level 1 or 2. As of December 31, 2024, none of the Account investments are considered a Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2024, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $169,088,270.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2024, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-19

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2024, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% — 6.0%, as applicable based on the annuitization date. The mortality risk on life contingent contract is minimal and is borne by Talcott Resolution Life as they reinsure nearly all of GIAC’s payout annuities with variable payments as part of a 100% coinsurance / modified coinsurance agreement executed with GIAC in November 2022. Variance in mortality experience may result in transfers to or from the general account of GIAC for retained contracts. Such amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker

B-20

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

(“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Guardian Integrated Research VIP Fund	$25	$761,846
Guardian Large Cap Disciplined Growth VIP Fund	243,380	433,776
Guardian All Cap Core VIP Fund	515,094	4,960,014
Guardian Strategic Large Cap Core VIP Fund	2,804	242,573
Guardian Core Fixed Income VIP Fund	174,600	1,052,557
Guardian Short Duration Bond VIP Fund	21,781	153,195
Guardian Balanced Allocation VIP Fund	1,744,252	5,753,298
Guardian Equity Income VIP Fund	150,174	1,436,903
Victory RS Large Cap Alpha VIP Series	4,585,289	9,447,654
Victory 500 Index VIP Series	1,211,236	647,788
Victory High Yield VIP Series	143,407	178,953
Victory RS Small Cap Growth Equity VIP Series	91,569	579,642
Victory RS International VIP Series	122,212	559,521
Victory Sophus Emerging Markets VIP Series	42,273	355,642
Gabelli Capital Asset Fund	380,043	392,540
Invesco V.I. American Franchise Fund Series I	173,390	218,129
Invesco V.I. Equity & Income Fund Series I	329,031	318,494
Invesco V.I. Government Securities Fund Series II	36,805	75,297
AB Sustainable Global Thematic Portfolio Class B	211	84,589
Davis Financial Portfolio	105,601	375,655
Davis Real Estate Portfolio	22,869	134,218
Fidelity VIP Equity-Income Portfolio Service Class	336,761	214,069
Fidelity VIP Growth Opportunities Portfolio Service Class	544,535	910,397
Fidelity VIP Mid Cap Portfolio Service Class	648,845	1,267,095
Fidelity VIP Government Money Market Portfolio Service Class 2	1,819,715	3,828,873
Templeton Growth VIP Fund Class 2	6,361	173,173
Janus Henderson Enterprise Portfolio Institutional Shares	109,501	130,486
Janus Henderson Forty Portfolio Institutional Shares	329,877	448,942
Janus Henderson Research Portfolio Institutional Shares	432,932	904,712
Janus Henderson Global Research Portfolio Institutional Shares	217,454	213,479
MFS Growth Series Initial Class	511,121	255,304
MFS New Discovery Series Initial Class	49,618	146,820
MFS Total Return Series Initial Class	341,063	930,202

Total	$15,443,831	$37,585,832

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $30 for single premium payment contracts and $35 for flexible premium payment contracts is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended

B-21

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

December 31, 2024, and December 31, 2023, contract fees amounted to $411,636 and $48,045, respectively and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.00% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no sales in 2024.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Integrated Research VIP Fund • Guardian Large Cap Disciplined Growth VIP Fund • Guardian All Cap Core VIP Fund • Guardian Strategic Large Cap Core VIP Fund	• Guardian Core Fixed Income VIP Fund • Guardian Short Duration Bond VI Fund • Guardian Balanced Allocation VIP Fund • Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein L.P., Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Henderson Group PLC, Massachusetts Financial Services Company, and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

B-22

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Premium Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage

1	5%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0%

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or 5% of the total amount being withdrawn.

For the years ended December 31, 2024, and December 31, 2023, contingent deferred sales charges were $1,502 and $555, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2024 and 2023, were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Integrated Research VIP Fund	—	56,576	(56,576)	9,761	1,588	8,173
Guardian Large Cap Disciplined Growth VIP Fund	304	9,453	(9,149)	1,276	2,590	(1,314)
Guardian All Cap Core VIP Fund	39,682	338,249	(298,567)	853	379,278	(378,425)
Guardian Strategic Large Cap Core VIP Fund	13	886	(873)	8,564	996	7,568
Guardian Core Fixed Income VIP Fund	9,226	76,076	(66,850)	7,823	59,170	(51,347)
Guardian Short Duration Bond VIP Fund	1,589	11,343	(9,754)	—	5,491	(5,491)
Guardian Balanced Allocation VIP Fund	153,563	444,392	(290,829)	4,861	354,849	(349,988)
Guardian Equity Income VIP Fund	299	109,607	(109,308)	18	67,525	(67,507)
Victory RS Large Cap Alpha VIP Series	3,562	20,536	(16,974)	26	18,445	(18,419)
Victory 500 Index VIP Series	13,199	8,845	4,354	3,578	268	3,310
Victory High Yield VIP Series	1,724	3,682	(1,958)	7	2,186	(2,179)
Victory RS Small Cap Growth Equity VIP Series	107	3,615	(3,508)	181	932	(751)
Victory RS International VIP Series	3	8,974	(8,971)	2,123	8,705	(6,582)
Victory Sophus Emerging Markets VIP Series	3	7,099	(7,096)	4	2,896	(2,892)
Gabelli Capital Asset Fund	5	2,980	(2,975)	1,889	3,673	(1,784)
Invesco V.I. American Franchise Fund Series I	2,162	3,484	(1,322)	3,622	341	3,281
Invesco V.I. Equity & Income Fund Series I	12,356	11,716	640	9	107	(98)
Invesco V.I. Government Securities Fund Series II	2,398	5,220	(2,822)	—	3,026	(3,026)
AB Sustainable Global Thematic Portfolio Class B	—	2,449	(2,449)	2,088	28	2,060
Davis Financial Portfolio	106	7,189	(7,083)	428	145	283
Davis Real Estate Portfolio	2	2,183	(2,181)	4	2,527	(2,523)
Fidelity VIP Equity-Income Portfolio Service Class	1,594	2,900	(1,306)	65	4,925	(4,860)
Fidelity VIP Growth Opportunities Portfolio Service Class	901	7,888	(6,987)	10,043	1,828	8,215

B-23

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP Mid Cap Portfolio Service Class	—	11,905	(11,905)	106	695	(589)
Fidelity VIP Government Money Market Portfolio Service Class 2	91,747	138,552	(46,805)	496	88,673	(88,177)
Templeton Growth VIP Fund Class 2	30	6,282	(6,252)	34	1,085	(1,051)
Janus Henderson Enterprise Portfolio Institutional Shares	849	2,951	(2,102)	318	89	229
Janus Henderson Forty Portfolio Institutional Shares	133	3,749	(3,616)	683	390	293
Janus Henderson Research Portfolio Institutional Shares	7,013	17,660	(10,647)	4,144	19	4,125
Janus Henderson Global Research Portfolio Institutional Shares	8,427	7,773	654	257	3	254
MFS Growth Series Initial Class	7,240	4,328	2,912	—	962	(962)
MFS New Discovery Series Initial Class	—	1,687	(1,687)	224	53	171
MFS Total Return Series Initial Class	—	17,833	(17,833)	—	4,332	(4,332)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(5)(6)
2024	35,129	$13.60	$479,381	1.00%	0.00%	24.11%
2023	89,845	10.95	984,243	1.00%	0.00%	23.09%
2022	81,518	8.90	725,529	1.00%	0.00%	-11.00%

Guardian Large Cap Disciplined Growth VIP Fund(5)(6)
2024	63,642	$14.61	$933,405	1.00%	0.00%	27.02%
2023	71,291	11.50	819,997	1.00%	0.00%	40.49%
2022	72,601	8.19	594,377	1.00%	0.00%	-18.13%

Guardian All Cap Core VIP Fund(5)(6)
2024	2,549,636	$13.14	$33,596,343	1.00%	0.00%	18.60%
2023	2,809,520	11.08	31,135,247	1.00%	0.00%	21.73%
2022	3,182,677	9.10	28,975,301	1.00%	0.00%	-8.96%

Guardian Strategic Large Cap Core VIP Fund(5)(6)
2024	38,100	$13.42	$513,205	1.00%	0.00%	18.08%
2023	37,969	11.36	431,483	1.00%	0.00%	18.97%
2022	30,355	9.55	289,949	1.00%	0.00%	-4.48%

Guardian Core Fixed Income VIP Fund(5)(6)
2024	564,058	$9.99	$5,652,287	1.00%	0.00%	0.21%
2023	628,857	9.97	6,271,606	1.00%	0.00%	4.48%
2022	680,202	9.55	6,492,760	1.00%	0.00%	-4.55%

Guardian Short Duration Bond VIP Fund(5)(6)
2024	91,484	$10.33	$948,750	1.00%	0.00%	3.27%
2023	100,143	10.00	1,001,687	1.00%	0.00%	3.07%
2022	105,574	9.70	1,024,516	1.00%	0.00%	-2.96%

B-24

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Guardian Balanced Allocation VIP Fund(5)(6)
2024	1,267,851	$12.33	$15,664,590	1.00%	0.00%	12.40%
2023	1,518,620	10.97	16,653,824	1.00%	0.00%	16.71%
2022	1,868,573	9.40	17,557,755	1.00%	0.00%	-6.04%

Guardian Equity Income VIP Fund(5)(6)
2024	351,638	$11.77	$4,153,453	1.00%	0.00%	8.55%
2023	455,927	10.84	4,941,579	1.00%	0.00%	6.35%
2022	523,163	10.19	5,331,541	1.00%	0.00%	1.91%

Victory RS Large Cap Alpha VIP Series
2024	154,473	$320.11	$54,060,160	1.00%	1.30%	-15.77%
2023	129,714	380.05	49,297,413	1.00%	1.29%	12.57%
2022	141,211	337.60	47,672,739	1.00%	1.37%	-5.27%
2021	153,338	356.39	54,648,091	1.00%	1.09%	22.28%
2020	171,087	291.45	49,864,070	1.00%	1.31%	-1.42%

Victory 500 Index VIP Series
2024	71,759	$48.61	$3,614,837	1.00%	1.31%	19.32%
2023	66,749	40.74	2,719,275	1.00%	1.43%	25.70%
2022	63,418	32.41	2,055,405	1.00%	1.10%	-20.15%
2021	110,828	40.59	4,498,214	1.00%	1.25%	26.18%
2020	114,681	32.17	3,688,798	1.00%	2.11%	18.95%

Victory High Yield VIP Series(4)
2024	18,144	$30.95	$561,639	1.00%	9.21%	7.35%
2023	20,102	28.83	579,605	1.00%	7.44%	10.32%
2022	22,281	26.14	582,340	1.00%	6.16%	-14.40%
2021	27,784	30.53	848,331	1.00%	6.88%	4.81%
2020	22,914	29.13	667,488	1.00%	6.60%	6.86%

Victory INCORE Low Duration Bond VIP Series(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	104,084	13.29	1,383,396	1.00%	1.68%	0.01%
2020	99,528	13.29	1,322,767	1.00%	2.62%	3.31%

Victory RS Small Cap Growth Equity VIP Series
2024	28,632	$62.29	$1,951,338	1.00%	0.00%	1.09%
2023	31,977	61.61	1,970,175	1.00%	0.00%	19.22%
2022	32,721	51.68	1,690,922	1.00%	0.00%	-36.98%
2021	45,248	82.01	3,710,680	1.00%	0.00%	-11.31%
2020	73,537	92.47	6,799,587	1.00%	0.00%	36.70%

Victory RS International VIP Series
2024	56,119	$45.84	$3,004,729	1.00%	2.90%	-19.40%
2023	52,945	56.88	3,011,407	1.00%	2.74%	18.84%
2022	59,027	47.86	2,824,991	1.00%	2.82%	-16.64%
2021	65,943	57.41	3,785,912	1.00%	1.71%	13.24%
2020	80,439	50.70	4,078,052	1.00%	2.62%	5.19%

Victory Sophus Emerging Markets VIP Series
2024	24,450	$45.20	$1,141,846	1.00%	2.68%	0.70%
2023	30,678	44.89	1,377,096	1.00%	3.22%	9.94%
2022	33,417	40.83	1,364,379	1.00%	0.78%	-23.23%
2021	37,692	53.18	2,004,433	1.00%	0.83%	-5.36%
2020	42,389	56.19	2,381,763	1.00%	1.92%	15.02%

B-25

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory INCORE Investment Quality Bond VIP Series(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	111,677	79.07	8,830,736	1.00%	2.15%	-1.20%
2020	113,517	80.03	9,084,952	1.00%	2.91%	7.28%

Gabelli Capital Asset Fund
2024	20,346	$105.56	$2,147,742	1.00%	0.65%	10.21%
2023	23,321	95.79	2,233,787	1.00%	0.49%	10.76%
2022	25,105	86.48	2,171,086	1.00%	0.39%	-13.78%
2021	30,456	100.30	3,054,717	1.00%	0.44%	19.30%
2020	39,429	84.07	3,315,000	1.00%	0.14%	5.30%

Value Line Centurion Fund(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	163,110	223.25	36,413,441	1.00%	0.02%	18.50%
2020	185,872	188.40	35,018,398	1.00%	0.08%	16.39%

Value Line Strategic Asset Management Trust(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	108,145	206.61	22,343,516	1.00%	0.31%	14.73%
2020	120,511	180.08	21,701,907	1.00%	0.48%	16.82%

Invesco V.I. American Franchise Fund Series I
2024	7,095	$37.24	$264,239	1.00%	0.00%	33.56%
2023	8,417	27.88	234,684	1.00%	0.00%	39.54%
2022	5,136	19.98	102,624	1.00%	0.00%	-31.79%
2021	6,000	29.29	175,766	1.00%	0.00%	10.83%
2020	10,770	26.43	284,680	1.00%	0.08%	40.95%

Invesco V.I. Equity & Income Fund Series I
2024	13,490	$24.75	$333,929	1.00%	1.74%	11.02%
2023	12,850	22.30	286,519	1.00%	1.97%	9.47%
2022	12,948	20.37	263,735	1.00%	1.78%	-8.42%
2021	12,974	22.24	288,543	1.00%	3.76%	12.87%
2020	15,543	19.70	306,269	1.00%	1.76%	-2.46%

Invesco V.I. Core Equity Fund Series I(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,995	24.98	49,851	1.00%	0.67%	26.49%
2020	2,071	19.75	40,909	1.00%	1.36%	12.73%

Invesco V.I. Government Securities Fund Series II
2024	23,826	$10.31	$245,702	1.00%	2.36%	0.48%
2023	26,648	10.26	273,493	1.00%	1.81%	3.44%
2022	29,674	9.92	294,435	1.00%	1.54%	-11.45%
2021	38,158	11.21	427,589	1.00%	2.16%	-3.39%
2020	42,155	11.60	488,964	1.00%	2.14%	4.93%

B-26

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Invesco V.I. Growth and Income Fund Series II(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	19,514	37.41	730,044	1.00%	1.41%	26.93%
2020	22,573	29.47	665,318	1.00%	2.02%	0.85%

AB VPS Relative Value Portfolio Class B(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	5,249	37.55	197,067	1.00%	0.60%	26.58%
2020	7,499	29.66	222,437	1.00%	1.30%	1.47%

AB VPS Large Cap Growth Portfolio Class B(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	20,511	64.56	1,324,212	1.00%	0.00%	27.39%
2020	30,992	50.68	1,570,690	1.00%	0.00%	33.82%

AB Sustainable Global Thematic Portfolio Class B
2024	982	$29.33	$28,788	1.00%	0.00%	4.92%
2023	3,431	27.95	95,904	1.00%	0.02%	14.57%
2022	1,371	24.40	33,460	1.00%	0.00%	-27.88%
2021	2,271	33.83	76,834	1.00%	0.00%	21.37%
2020	4,159	27.87	115,917	1.00%	0.40%	37.71%

Davis Financial Portfolio
2024	6,855	$44.62	$316,163	1.00%	1.71%	23.65%
2023	13,480	36.08	486,390	1.00%	2.28%	14.16%
2022	13,115	31.61	414,515	1.00%	1.73%	-9.43%
2021	16,949	34.90	591,446	1.00%	1.23%	29.26%
2020	21,501	27.00	580,459	1.00%	1.51%	-6.91%

Davis Real Estate Portfolio
2024	7,477	$50.65	$378,696	1.00%	0.99%	3.89%
2023	9,658	48.75	470,832	1.00%	2.42%	9.57%
2022	12,181	44.49	541,996	1.00%	1.67%	-27.52%
2021	15,008	61.39	921,329	1.00%	1.22%	40.59%
2020	13,040	43.66	569,400	1.00%	2.01%	-8.99%

Davis Value Portfolio(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	51,355	34.12	1,751,961	1.00%	0.56%	16.69%
2020	54,027	29.23	1,579,455	1.00%	0.75%	10.62%

Fidelity VIP Contrafund Portfolio Service Class(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	(1)	—	—	—
2021	94,928	60.24	5,718,163	1.00%	0.05%	26.46%
2020	105,798	47.63	5,039,616	1.00%	0.16%	29.15%

B-27

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Fidelity VIP Equity-Income Portfolio Service Class
2024	43,545	$41.20	$1,860,550	1.00%	1.65%	10.04%
2023	44,850	37.44	1,679,303	1.00%	1.83%	9.45%
2022	49,702	34.21	1,700,303	1.00%	1.95%	-6.02%
2021	39,537	36.40	1,439,182	1.00%	1.62%	23.60%
2020	46,441	29.45	1,367,679	1.00%	1.70%	5.50%

Fidelity VIP Growth Opportunities Portfolio Service Class
2024	28,594	$78.95	$2,257,454	1.00%	0.00%	37.40%
2023	35,581	57.46	2,044,495	1.00%	0.00%	44.08%
2022	27,366	39.88	1,091,335	1.00%	0.00%	-38.82%
2021	31,685	65.18	2,065,337	1.00%	0.00%	10.73%
2020	51,799	58.87	3,049,257	1.00%	0.01%	66.84%

Fidelity VIP Mid Cap Portfolio Service Class
2024	33,943	$86.38	$3,036,271	1.00%	0.45%	12.06%
2023	45,184	77.09	3,483,085	1.00%	0.51%	13.88%
2022	45,766	67.69	3,098,121	1.00%	0.40%	-15.69%
2021	50,107	80.29	4,023,192	1.00%	0.49%	24.28%
2020	58,404	64.61	3,773,380	1.00%	0.55%	16.88%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	421,692	$10.33	$4,417,747	1.00%	1.47%	2.32%
2023	462,184	10.10	4,666,198	1.00%	4.52%	3.60%
2022	543,077	9.74	5,292,199	1.00%	1.29%	0.26%
2021	509,713	9.72	4,954,260	1.00%	0.01%	-0.98%
2020	656,492	9.82	6,444,070	1.00%	0.24%	-0.76%

Templeton Growth VIP Fund Class 2
2024	12,813	$22.38	$296,511	1.00%	0.00%	0.93%
2023	19,024	22.18	421,900	1.00%	3.37%	19.82%
2022	20,073	18.51	371,522	1.00%	0.16%	-12.37%
2021	21,374	21.12	451,458	1.00%	1.13%	3.84%
2020	26,740	20.34	543,886	1.00%	3.04%	4.76%

Janus Henderson Enterprise Portfolio Institutional Shares
2024	17,126	$42.14	$721,750	1.00%	0.12%	14.47%
2023	19,228	36.82	707,908	1.00%	0.16%	16.91%
2022	18,999	31.49	598,284	1.00%	0.36%	-16.77%
2021	21,239	37.83	803,526	1.00%	0.34%	15.69%
2020	23,964	32.70	783,713	1.00%	0.09%	18.30%

Janus Henderson Forty Portfolio Institutional Shares
2024	25,276	$71.57	$1,809,139	1.00%	0.00%	27.21%
2023	28,892	56.27	1,625,696	1.00%	0.20%	38.59%
2022	28,599	40.60	1,161,112	1.00%	0.18%	-34.20%
2021	30,336	61.71	1,871,919	1.00%	0.50%	21.69%
2020	41,245	50.71	2,091,369	1.00%	0.71%	38.03%

Janus Henderson Research Portfolio Institutional Shares(4)
2024	11,091	$45.06	$499,753	1.00%	0.00%	33.98%
2023	21,738	33.63	731,096	1.00%	0.14%	41.77%
2022	17,613	23.72	417,852	1.00%	0.71%	-30.58%
2021	17,615	34.17	601,979	1.00%	0.11%	19.15%
2020	20,391	28.68	584,818	1.00%	0.54%	31.65%

B-28

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Janus Henderson Global Research Portfolio Institutional Shares
2024	13,060	$25.57	$333,975	1.00%	0.26%	22.37%
2023	12,406	20.90	259,254	1.00%	0.94%	25.53%
2022	12,152	16.65	202,296	1.00%	1.62%	-20.20%
2021	13,424	20.86	280,042	1.00%	0.52%	16.93%
2020	14,928	17.84	266,328	1.00%	0.79%	18.88%

MFS Growth Series Initial Class
2024	23,881	$48.02	$1,146,832	1.00%	0.00%	30.17%
2023	20,969	36.89	773,566	1.00%	0.00%	34.53%
2022	21,931	27.42	601,399	1.00%	0.00%	-32.31%
2021	27,244	40.51	1,103,589	1.00%	0.00%	22.32%
2020	31,742	33.12	1,051,174	1.00%	0.00%	30.56%

MFS Investors Trust Series Initial Class(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,967	50.26	199,363	1.00%	0.54%	25.57%
2020	5,800	40.02	232,118	1.00%	0.64%	12.75%

MFS New Discovery Series Initial Class
2024	18,264	$43.89	$801,552	1.00%	0.00%	5.67%
2023	19,951	41.53	828,565	1.00%	0.00%	13.29%
2022	19,780	36.66	725,104	1.00%	0.00%	-30.45%
2021	27,396	52.70	1,443,922	1.00%	0.00%	0.80%
2020	28,985	52.29	1,515,481	1.00%	0.00%	44.45%

MFS Research Series Initial Class(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	595	37.56	22,333	1.00%	0.55%	23.58%
2020	586	30.39	17,803	1.00%	0.74%	15.45%

MFS Total Return Series Initial Class
2024	18,537	$34.90	$665,775	1.00%	0.00%	2.88%
2023	33,550	33.92	1,138,137	1.00%	1.99%	9.36%
2022	37,447	31.02	1,161,600	1.00%	1.75%	-10.47%
2021	54,585	34.65	1,891,212	1.00%	1.80%	13.00%
2020	63,048	30.66	1,933,193	1.00%	2.20%	8.73%

B-29

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	1,860	10.90	20,275	1.30%	0.00%	22.72%
2022	2,014	8.88	17,892	1.30%	0.00%	-11.18%

Guardian Large Cap Disciplined Growth VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	1,500	11.44	17,166	1.30%	0.00%	40.07%
2022	1,504	8.17	12,287	1.30%	0.00%	-18.30%

Guardian All Cap Core VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	38,683	11.03	426,526	1.30%	0.00%	21.36%
2022	43,951	9.09	399,311	1.30%	0.00%	-9.15%

Guardian Strategic Large Cap Core VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	1,004	11.31	11,352	1.30%	0.00%	18.62%
2022	1,050	9.53	10,008	1.30%	0.00%	-4.68%

Guardian Core Fixed Income VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	2,051	9.92	20,351	1.30%	0.00%	4.17%
2022	2,053	9.53	19,559	1.30%	0.00%	-4.74%

Guardian Short Duration Bond VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	1,095	9.95	10,895	1.30%	0.00%	2.76%
2022	1,155	9.68	11,189	1.30%	0.00%	-3.16%

Guardian Balanced Allocation VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	40,060	10.91	437,099	1.30%	0.00%	16.36%
2022	40,095	9.38	375,976	1.30%	0.00%	-6.23%

Guardian Equity Income VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	5,019	10.78	54,121	1.30%	0.00%	6.04%
2022	5,290	10.17	53,800	1.30%	0.00%	1.70%

Victory RS Large Cap Alpha VIP Series
2024	—	$—	$—	—	—	—
2023	41,733	37.99	1,585,625	1.30%	1.29%	12.24%
2022	48,655	33.85	1,647,094	1.30%	1.37%	-5.56%
2021	55,801	35.84	2,000,149	1.30%	1.09%	21.91%
2020	71,846	29.40	2,112,361	1.30%	1.31%	-1.72%

Victory 500 Index VIP Series
2024	—	$—	$—	—	—	—
2023	656	37.95	24,894	1.30%	1.43%	25.32%
2022	677	30.28	20,509	1.30%	1.10%	-20.39%
2021	700	38.04	26,638	1.30%	1.25%	25.80%
2020	1,173	30.23	35,452	1.30%	2.11%	18.59%

Victory INCORE Low Duration Bond VIP Series(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,009	12.60	12,719	1.30%	1.68%	-0.29%
2020	1,070	12.64	13,530	1.30%	2.62%	3.00%

B-30

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory RS Small Cap Growth Equity VIP Series
2024	—	$—	$—	—	—	—
2023	163	51.05	8,322	1.30%	0.00%	18.87%
2022	170	42.95	7,307	1.30%	0.00%	-37.17%
2021	1,499	68.36	102,443	1.30%	0.00%	-11.58%
2020	4,006	77.31	309,678	1.30%	0.00%	36.29%

Victory RS International VIP Series
2024	—	$—	$—	—	—	—
2023	12,145	30.98	376,261	1.30%	2.74%	18.49%
2022	12,645	26.15	330,619	1.30%	2.82%	-16.89%
2021	5,684	31.46	178,824	1.30%	1.71%	12.90%
2020	23,931	27.86	666,799	1.30%	2.62%	4.87%

Victory Sophus Emerging Markets VIP Series
2024	—	$—	$—	—	—	—
2023	868	42.00	36,434	1.30%	3.22%	9.61%
2022	1,021	38.31	39,129	1.30%	0.78%	-23.46%
2021	1,274	50.05	63,779	1.30%	0.83%	-5.64%
2020	1,365	53.04	72,382	1.30%	1.92%	14.68%

Victory INCORE Investment Quality Bond VIP Series(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,253	23.04	74,945	1.30%	2.15%	-1.49%
2020	3,584	23.39	83,810	1.30%	2.91%	6.96%

Gabelli Capital Asset Fund(4)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	4,270	59.44	253,852	1.30%	0.44%	18.94%
2020	5,562	49.98	277,992	1.30%	0.14%	4.98%

Value Line Centurion Fund(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	37,423	37.61	1,407,363	1.30%	0.02%	18.14%
2020	42,550	31.83	1,354,444	1.30%	0.08%	16.04%

Value Line Strategic Asset Management Trust(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	10,882	55.10	599,562	1.30%	0.31%	14.39%
2020	11,193	48.17	539,143	1.30%	0.48%	16.47%

Invesco V.I. Growth and Income Fund Series II(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	663	35.26	23,369	1.30%	1.41%	26.55%
2020	1,940	27.86	54,054	1.30%	2.02%	0.54%

B-31

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

AB VPS Relative Value Portfolio Class B(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	317	35.39	11,227	1.30%	0.60%	26.20%
2020	330	28.04	9,261	1.30%	0.00%	1.16%

AB VPS Large Cap Growth Portfolio Class B(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	306	60.86	18,624	1.30%	0.00%	27.01%
2020	307	47.91	14,698	1.30%	0.00%	33.42%

Davis Financial Portfolio
2024	—	$—	$—	—	—	—
2023	458	33.61	15,409	1.30%	2.28%	13.82%
2022	540	29.53	15,938	1.30%	1.73%	-9.70%
2021	673	32.70	22,020	1.30%	1.23%	28.87%
2020	721	25.38	18,298	1.30%	1.51%	-7.19%

Fidelity VIP Contrafund Portfolio Service Class(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,280	56.45	72,241	1.30%	0.05%	26.08%
2020	1,342	44.77	60,107	1.30%	0.16%	28.76%

Fidelity VIP Equity-Income Portfolio Service Class
2024	—	$—	$—	—	—	—
2023	1	34.88	52	1.30%	1.83%	9.12%
2022	9	31.96	286	1.30%	1.95%	-6.30%
2021	23	34.11	801	1.30%	1.62%	23.23%
2020	38	27.68	1,049	1.30%	1.70%	5.18%

Fidelity VIP Growth Opportunities Portfolio Service Class
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	7,270	61.09	444,125	1.30%	0.00%	10.40%
2020	—	—	—	—	—	—

Fidelity VIP Mid Cap Portfolio Service Class
2024	—	$—	$—	—	—	—
2023	664	71.81	47,707	1.30%	0.51%	13.53%
2022	671	63.25	42,412	1.30%	0.40%	-15.94%
2021	678	75.24	50,990	1.30%	0.49%	23.90%
2020	1,838	60.73	111,626	1.30%	0.55%	16.53%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	—	$—	$—	—	—	—
2023	6,313	9.84	62,090	1.30%	4.52%	3.29%
2022	13,597	9.52	129,471	1.30%	1.29%	-0.04%
2021	26,304	9.53	250,574	1.30%	0.01%	-1.28%
2020	27,003	9.65	260,559	1.30%	0.24%	-1.06%

B-32

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Templeton Growth VIP Fund Class 2
2024	—	$—	$—	—	—	—
2023	41	20.78	844	1.30%	3.37%	19.46%
2022	43	17.39	750	1.30%	0.16%	-12.63%
2021	46	19.91	925	1.30%	1.13%	3.53%
2020	49	19.23	943	1.30%	3.04%	4.44%

Janus Henderson Forty Portfolio Institutional Shares
2024	—	$—	$—	—	—	—
2023	—	—	—	1.30%	0.20%	0.00%
2022	—	—	—	1.30%	0.18%	-100.00%
2021	1,098	57.83	63,468	1.30%	0.50%	21.33%
2020	1,098	47.66	52,323	1.30%	0.71%	37.62%

MFS Total Return Series Initial Class
2024	—	$—	$—	—	—	—
2023	2,820	31.60	89,112	1.30%	1.99%	9.03%
2022	3,255	28.98	94,352	1.30%	1.75%	-10.74%
2021	3,967	32.47	128,797	1.30%	1.80%	12.66%
2020	4,250	28.82	122,476	1.30%	2.20%	8.41%

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations April 29, 2022.
(6)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ration and total returns were not applicable as of December 31, 2022 as a result of liquidation.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account A indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account A as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

Invesco V.I. Government Securities Fund Series II

AB Sustainable Global Thematic Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio

Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio

Institutional Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account A since 1992.

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